Columbia Seligman Communications and Information Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Seligman Communications and Information Fund (the Fund) seeks to provide shareholders with capital gain.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Seligman Communications and Information Fund Class Z Shares Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Seligman Communications and Information Fund Class Z Shares Class Z
Management fees	[1]	0.85%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses	[1]	0.25%
Total annual fund operating expenses	[1]	1.10%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia Seligman Communications and Information Fund Class Z Shares Class Z	112	350	607	1,345

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in securities of large companies that are well established and can be expected to grow with the market. The Fund may also invest in small-to-medium size companies that Columbia Management Investment Advisers, LLC (the Investment Manager) believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries. These securities generally include common stocks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Concentration Risk. The Fund concentrates its investments in companies in the communications, information and related industries. The market prices of these stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. Therefore, the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. The rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Small and Mid-Cap Company Risk. Investments in small and mid-capitalization (small and mid-cap) companies often involve greater risks than investments in larger, more established companies because small and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger capitalization companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown: • Highest return for a calendar quarter was 25.43% (quarter ended June 30, 2003). • Lowest return for a calendar quarter was -24.81% (quarter ended June 30, 2002).
Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Seligman Communications and Information Fund Class Z Shares	1 year	5 years	10 years
before taxes Class Z	(4.53%)	5.15%	5.27%
after taxes on distributions Class Z	(5.09%)	5.02%	5.21%
after taxes on distributions and redemption of fund shares Class Z	(2.20%)	4.44%	4.62%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	(0.88%)	3.84%	2.44%

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Seligman Communications and Information Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.